Financial Instruments (Schedule of Aging of Trade Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 44,137	$ 285,100
For which impairment was not recorded [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	44,137	294,652
For which impairment was not recorded [Member] | Not past due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	50	233,787
For which impairment was not recorded [Member] | Past due up to 3 months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	40,879	50,723
For which impairment was not recorded [Member] | Past due 3 - 6 months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	3,208	9,160
For which impairment was not recorded [Member] | Past due 6 - 9 months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		83
For which impairment was not recorded [Member] | Past due 9 - 12 months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		652
For which impairment was not recorded [Member] | Past due more than one year [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		247
Cost [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		5,004
Cost [Member] | Not past due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		8
Cost [Member] | Past due up to 3 months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables
Cost [Member] | Past due 3 - 6 months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		282
Cost [Member] | Past due 6 - 9 months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables
Cost [Member] | Past due 9 - 12 months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables
Cost [Member] | Past due more than one year [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		4,714
Impairment [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		(5,004)
Impairment [Member] | Not past due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		(8)
Impairment [Member] | Past due up to 3 months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables
Impairment [Member] | Past due 3 - 6 months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		(282)
Impairment [Member] | Past due 6 - 9 months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables
Impairment [Member] | Past due 9 - 12 months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables
Impairment [Member] | Past due more than one year [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		$ (4,714)